Changes in liabilities arising from financing activities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	$ (21,861)	$ (77,998)
Non-cash changes	26,269	(9,801)
of which: foreign currency translation	18,606	(12,778)
of which: fair value changes	5,320	2,301
of which: hedge accounting and other effects	2,342	676
Balance	340,854	336,446	$ 424,245
Debt issued measured at amortized cost
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(15,687)	(17,469)
Non-cash changes	16,174	(6,129)
of which: foreign currency translation	13,002	(6,630)
of which: hedge accounting and other effects	3,172	501
Balance	214,706	214,219	237,817
of which: short-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	1,692	(7,407)
Non-cash changes	1,669	(613)
of which: foreign currency translation	1,669	(613)
Balance	33,870	30,509	38,530
of which: long-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(17,379)	(10,062)
Non-cash changes	14,506	(5,516)
of which: foreign currency translation	11,333	(6,017)
of which: hedge accounting and other effects	3,172	501
Balance	180,836	183,709	199,288
Securities financing transactions measured at amortized cost
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(416)	1,533
Non-cash changes	710	(411)
of which: foreign currency translation	719	(376)
of which: hedge accounting and other effects	(9)	(35)
Balance	9,076	8,782	7,659
Swiss National Bank funding
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		(42,587)
Non-cash changes		(2,267)
of which: foreign currency translation		(2,267)
Balance			44,854
Debt issued designated at fair value
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(4,482)	(19,194)
Non-cash changes	10,367	(1,186)
of which: foreign currency translation	4,765	(3,245)
of which: fair value changes	5,343	2,388
of which: hedge accounting and other effects	259	(329)
Balance	113,794	107,909	128,289
Over-the-counter debt instruments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(1,277)	(281)
Non-cash changes	(981)	192
of which: foreign currency translation	121	(260)
of which: fair value changes	(23)	(87)
of which: hedge accounting and other effects	(1,080)	539
Balance	$ 3,277	$ 5,536	$ 5,625